Taxation - Disclosure of Movement in Net Deferred Tax Liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Oct. 24, 2025	Jun. 30, 2024
Reconciliation of changes in deferred tax liability (asset)
Balance at beginning of year1	R 4,046	R 2,522
Expense/(credit) per income statement1	(185)	2,459
Deferred tax assets recognised as of acquisition date			R 4,656
Increase Decrease Through Net Exchange Differences - Net income tax payable/receivable	73	0
Tax expense/(credit) directly charged to other comprehensive income	864	(936)
Balance at end of year1	9,454	4,046
Gross deferred tax assets	(1,121)	(126)		R (156)
Deferred tax liabilities1	10,575	R 4,172		R 2,678
Parent
Reconciliation of changes in deferred tax liability (asset)
Gross deferred tax assets	R (39)